17 COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Future minimum rental payments under these lease agreements
Year ending December 31,	Amount
2017	$68,360
2018	189,428
2019	123,083
2020	70,333
2021	7,371
Total	$458,575

Year ending December 31,	Amount
2017	$251,512
2018	112,901
2019	79,478
2020	18,754
Total	$462,645